RELATED PARTY TRANSACTIONS - Additional information (Details)									3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 12, 2023	Nov. 11, 2022 USD ($) item $ / shares	Aug. 10, 2022 item	May 05, 2022 item	Mar. 22, 2022	Jun. 26, 2021 USD ($)	Jun. 01, 2021 USD ($)	Feb. 25, 2021 shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Feb. 08, 2021 USD ($)
RELATED PARTY TRANSACTIONS
Notes Payable, Related Party, Type [Extensible Enumeration]									Related Party		Related Party		Related Party	Related Party
Outstanding of promissory note - related party													$ 78,925
Units per price | $ / shares									$ 10.00		$ 10.00			$ 10.00
Extension period for consummating initial business combination	1 month	1 month	3 months	3 months
Number of three-month extensions for consummation of initial business combination | item			2	2
Amount to be deposited in trust account in connection with the exercise of the first monthly extension		$ 122,920
Additional amount per unit required to be deposited in trust account | $ / shares		$ 0.045
Sponsor
RELATED PARTY TRANSACTIONS
Additional amount per unit required to be deposited in trust account | $ / shares		$ 0.045
Promissory Note with Related Party | Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note															$ 300,000
Outstanding balance of related party note									$ 0		$ 0		0	$ 0
Outstanding of promissory note - related party							$ 78,925
Administrative Support Agreement | Related Party
RELATED PARTY TRANSACTIONS
Administrative fees expense									$ 30,000	$ 30,000	60,000	$ 60,000
Administrative Support Agreement | Related Party | ARC Group Limited
RELATED PARTY TRANSACTIONS
Maximum administrative fees expense per month											$ 10,000			$ 10,000
Related Party Loans | Sponsor
RELATED PARTY TRANSACTIONS
Period from the closing of the company's initial public offering to consummate business combination											12 months			12 months
Related party loans convertible up to consummation of a business combination											$ 1,500,000
Units per price | $ / shares									$ 10.00		$ 10.00			$ 10.00
Working capital loans									$ 367,832		$ 367,832		$ 0	$ 207,081
Sale of stock, price per share | $ / shares									$ 0.10		$ 0.10
Deposit held in trust account											$ 1,150,000
Extension period for consummating initial business combination											3 months			3 months
Number of business days for advance notice of extension to be given | item											5			5
Number of three-month extensions for consummation of initial business combination | item											2			2
Aggregate period to consummate business combination											18 months			18 months
Business combination, total payments											$ 2,300,000
Related Party Loans | Over-Allotment Option | Sponsor
RELATED PARTY TRANSACTIONS
Sale of stock, price per share | $ / shares														$ 0.10
Deposit held in trust account														$ 1,150,000
Business combination, total payments														2,300,000
Extension Loans | Sponsor
RELATED PARTY TRANSACTIONS
Working capital loans									$ 3,283,358		$ 3,283,358			$ 2,545,838
Extension period for consummating initial business combination		1 month
Number of three-month extensions for consummation of initial business combination | item		9
Amount to be deposited in trust account in connection with the exercise of the first monthly extension		$ 122,920
Additional amount per unit required to be deposited in trust account | $ / shares		$ 0.045
Founder Shares | Class B Common Stock | Related Party | ARC Group Limited
RELATED PARTY TRANSACTIONS
Number of shares issued | shares														1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights | shares														143,766
Founder Shares | Class B Common Stock | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued | shares								2,875,000
Introducing Advisor Agreement with ARC Group Ltd | Related Party | ARC Group Limited
RELATED PARTY TRANSACTIONS
Retainer fee						$ 50,000
Success fee						$ 100,000
Percentage of ownership as consideration for service						5.00%
Threshold period for consideration payable after the closes on business combination or any financing with any Advisor Target or any affiliate of an advisor target						6 months
Percentage of success fee on any PIPE that was brought by ARC					5.00%
Second Amendment to the Introducing Advisor Agreement | Class B Common Stock | Related Party | ARC Group Limited
RELATED PARTY TRANSACTIONS
Number of shares issued | shares														1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights | shares														143,766